Share Purchase Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Share Purchase Warrants
Schedule of share purchase warrants
	Number of warrants	Weighted average exercise price

Balance, January 1, 2019	3,899,673	$0.20
Issued	775,000	0.10
Expired	(147,059)	0.35
Balance, December 31, 2019	4,527,614	0.18
Issued	-	-
Adjusted for triggered down-round provisions	315,521,528	0.00
Exercised	(96,957,101)	0.00
Expired	(56,574,123)	0.00
Balance, December 31, 2020	166,517,918	$0.00

Schedule of share purchase warrants outstanding
Number of warrants outstanding	Exercise price	Expiration date
2,222,222	$0.03	December 2, 2024
163,265,304	$0.00	September 23, 2024
980,392	$0.15	December 2, 2021
50,000	$0.20	January 2, 2022
166,517,918